Long-Term Debt (Tables) (Cheniere Energy Partners, LP [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Cheniere Energy Partners, LP [Member]
Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]
As of September 30, 2014 and December 31, 2013, our long-term debt consisted of the following (in thousands):

	September 30,	December 31,
	2014	2013
Long-term debt
2016 Sabine Pass LNG Senior Notes	$1,665,500	$1,665,500
2020 Sabine Pass LNG Senior Notes	420,000	420,000
2021 Sabine Pass Liquefaction Senior Notes	2,000,000	2,000,000
2022 Sabine Pass Liquefaction Senior Notes	1,000,000	1,000,000
2023 Sabine Pass Liquefaction Senior Notes	1,500,000	1,000,000
2024 Sabine Pass Liquefaction Senior Notes	2,000,000	—
2013 Liquefaction Credit Facilities	—	100,000
CTPL Credit Facility	400,000	400,000
Total long-term debt	8,985,500	6,585,500
Long-term debt premium (discount)
2016 Sabine Pass LNG Senior Notes	(10,172)	(13,693)
2021 Sabine Pass Liquefaction Senior Notes	10,530	11,562
2023 Sabine Pass Liquefaction Senior Notes	7,257	—
CTPL Credit Facility	(3,355)	(7,096)
Total long-term debt, net	$8,989,760	$6,576,273

As of December 31, 2013 and 2012, our long-term debt consisted of the following (in thousands):

	December 31,
	2013	2012
Long-term debt
2016 Notes	$1,665,500	$1,665,500
2020 Notes	420,000	420,000
2021 Sabine Pass Liquefaction Senior Notes	2,000,000	—
2022 Sabine Pass Liquefaction Senior Notes	1,000,000	—
2023 Sabine Pass Liquefaction Senior Notes	1,000,000	—
2012 Liquefaction Credit Facility	—	100,000
2013 Liquefaction Credit Facilities	100,000	—
CTPL Credit Facility	400,000	—
Total long-term debt	6,585,500	2,185,500

Long-term debt premium (discount)
2016 Notes	(13,693)	(18,387)
2021 Sabine Pass Liquefaction Senior Notes	11,562	—
CTPL Credit Facility	(7,096)	—
Total long-term debt, net of discount	$6,576,273	$2,167,113

Schedule of Maturities of Long-term Debt [Table Text Block]
Below is a schedule of future principal payments that we are obligated to make on our outstanding debt at December 31, 2013 (in thousands):

	Payments Due for the Years Ended December 31,
	Total	2014	2015 to 2016	2017 to 2018	Thereafter
Debt:
2016 Notes	$1,665,500	$—	$1,665,500	$—	$—
2020 Notes	420,000	—	—	—	420,000
2021 Sabine Pass Liquefaction Senior Notes	2,000,000	—	—	—	2,000,000
2022 Sabine Pass Liquefaction Senior Notes	1,000,000	—	—	—	1,000,000
2023 Sabine Pass Liquefaction Senior Notes	1,000,000	—	—	—	1,000,000
2013 Liquefaction Credit Facilities	100,000	—	—	—	100,000
CTPL Credit Facility	400,000	—	—	400,000	—
Total Debt	$6,585,500	$—	$1,665,500	$400,000	$4,520,000